Going concern	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Going concern [Text Block]

2.	Going concern:

The accompanying consolidated financial statements have been prepared on a going concern basis. The going concern basis of presentation assumes that the Company will continue in operation for the foreseeable future and will be able to realize its assets and discharge its liabilities and commitments in the normal course of business. The Company’s properties are principally in the exploration and development stage and, as a result, the Company has minimal sources of operating cash flow. The continued operations, and exploration and development activities (including commitments in note 18) depend on the ability of the Company to obtain financing. For the year ended December 31, 2017, the Company has negative cash flow from operations. Company incurred a consolidated net loss of $9,925,337 during the year ended December 31, 2017 and, as of that date, the Company’s consolidated current liabilities exceeded its total assets by $3,405,090. These conditions create a material uncertainty that casts significant doubt on the Company’s ability to continue as a going concern.

Additional funds will be required to explore and develop the Company’s properties and to place them into commercial production. Since 2016 the Company has received reimbursements from an arm’s length party (the “Sponsor”) for facilitating funding and restructuring efforts. There is no obligation to repay these reimbursements (note 19).

The only other source of future funds presently available to the Company is through the issuance of share capital, or by the sale of an interest in any of its working and royalty interests in whole or in part. The Company is in discussions with the note holder to extend the maturity date of the shareholder loan. The ability of the Company to arrange such financing or sale of an interest in the future will depend in part upon the prevailing market conditions as well as the business performance of the Company. There can be no assurance that the Company will be successful in its efforts to arrange additional financing, if needed, on terms satisfactory to the Company or at all. If additional financing is raised through the issuance of shares, control of the Company may change and shareholders may suffer dilution. If adequate financing is not available, the Company may be required to delay, reduce the scope of, or eliminate one or more exploration activities or relinquish rights to certain of its interests.

The amounts shown as property, plant and equipment and exploration and evaluation assets represent acquisition costs net of recoveries to date, less amounts written off or impaired, and do not necessarily represent present or future values. Recoverability of the amounts shown for property, plant and equipment and exploration and evaluation assets is dependent upon the discovery of economically recoverable reserves, securing and maintaining title and beneficial interest in the properties, the ability of the Company to obtain financing necessary to complete the exploration and development of its exploration and evaluation assets, and on future profitable production or proceeds from the disposition of the property, plant and equipment and exploration and evaluation interests. The consolidated financial statements do not reflect adjustments that would be necessary if the going concern basis was not appropriate. If the going concern basis was not appropriate for these consolidated financial statements, then significant adjustments would be necessary in the carrying value of assets and liabilities, the reported revenues and expenses, and the classifications used in the statement of financial position. The appropriateness of the going concern basis is dependent upon the events and circumstances outlined above.